Short-term Investments (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Loan Note Receivables Due from Financial Institutions [Member] USD ($)	Dec. 31, 2011 Loan Note Receivables Due from Financial Institutions [Member] EUR (€)	Dec. 31, 2010 Loan Note Receivables Due from Financial Institutions [Member] USD ($)	Dec. 31, 2010 Loan Note Receivables Due from Financial Institutions [Member] EUR (€)	Dec. 31, 2011 Investment Maturing November 2013 [Member] USD ($)	Dec. 31, 2010 Investment Maturing November 2013 [Member] USD ($)	Dec. 31, 2011 Investment Maturing October 2013 [Member] USD ($)	Dec. 31, 2010 Investment Maturing February 2011 [Member] USD ($)	Dec. 31, 2011 Term Deposits [Member] USD ($)	Dec. 31, 2011 Term Deposits [Member] EUR (€)	Dec. 31, 2010 Short Term Funds With Fixed Maturity Date [Member] USD ($)	Dec. 31, 2010 Investment Maturing January 2011 [Member] USD ($)	Dec. 31, 2010 Investment Maturing May 2011 [Member] USD ($)
Short-term investments	$ 54,577,000	$ 106,077,000		$ 45,300,000	€ 35,000,000	$ 36,100,000	€ 27,000,000	$ 25,900,000	$ 26,700,000	$ 19,400,000	$ 9,400,000	$ 9,300,000	€ 7,200,000	$ 70,000,000	$ 50,000,000	$ 20,000,000
Sales of short-term investments	242,630,000	44,000,000	0
Realized Investment Gains (Losses)	$ 0	$ 0